Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (9)	$ (2)	$ (15)	$ (6)
Purchased for cancellation	$ (197)	$ (128)	$ (556)	$ (1,275)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	545	440	1,230	1,105
Purchased for cancellation, shares	(1,914)	(1,283)	(5,705)	(12,837)
Increase (decrease) in number of ordinary shares issued, shares	(1,369)	(843)	(4,475)	(11,732)
Issued in connection with share-based compensation plans	$ 38	$ 24	$ 87	$ 69
Purchased for cancellation	(24)	(16)	(70)	(157)
Increase (decrease) in equity	$ 14	$ 8	$ 17	$ (88)